UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Debt Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 02/31/08

Date of reporting period: 03/01/07 - 08/31/07

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Debt Strategies                                             BLACKROCK
Fund, Inc. (DSU)

SEMI-ANNUAL REPORT
AUGUST 31, 2007 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Debt Strategies Fund, Inc.

The Benefits and Risks of Leveraging

BlackRock Debt Strategies Fund, Inc. utilizes leveraging through borrowings or issuance of short-term debt securities or shares of Preferred Stock. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund's Common Stock shareholders will benefit from the incremental yield.

Leverage creates risks for holders of Common Stock including the likelihood of greater net asset value and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings (or in the dividend rates on any Preferred Stock, if the Fund were to issue Preferred Stock) may reduce the Common Stock's yield and negatively impact its net asset value and market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund's net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund's net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Stock shareholders will be reduced.

Proxy Results

During the six-month period ended August 31, 2007, the shareholders of BlackRock Debt Strategies Fund, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:

----------------------------------------------------------------------------------------------------
                                                                      Shares Voted   Shares Withheld
                                                                           For         From Voting
----------------------------------------------------------------------------------------------------
To elect the Fund's Board of Directors:   G. Nicholas Beckwith, III    91,318,812       2,952,837
                                          Richard E. Cavanagh          91,339,560       2,932,088
                                          Richard S. Davis             91,342,214       2,929,434
                                          Kent Dixon                   91,318,797       2,952,852
                                          Frank J. Fabozzi             91,339,429       2,932,219
                                          Kathleen F. Feldstein        91,284,804       2,986,845
                                          James T. Flynn               91,312,677       2,958,972
                                          Henry Gabbay                 91,349,383       2,922,265
                                          Jerrold B. Harris            91,315,357       2,956,292
                                          R. Glenn Hubbard             91,326,907       2,944,741
                                          W. Carl Kester               91,347,650       2,923,998
                                          Karen P. Robards             91,343,952       2,927,697
                                          Robert S. Salomon, Jr.       91,311,768       2,959,880
----------------------------------------------------------------------------------------------------


2     BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007

A Letter to Shareholders

Dear Shareholder

Financial markets embarked on a wild ride during the August reporting period. Subprime mortgage troubles intensified in the final months of the period, spawning a widespread credit and liquidity crisis that crept into other areas of the market. The U.S. Federal Reserve Board (the Fed) and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. In August, the Fed cut the discount rate, the rate charged to banks to borrow money directly from the Fed, from 6.25% to 5.75%. Another50% cut in the discount rate came on September 18, along with a50% cut in the more widely followed federal funds rate. This brought the target short-term interest rate, which had remained unchanged at 5.25% for over a year, to 4.75%.

Although heightened volatility has been a recurring theme throughout the past year, the global economy (excluding the U.S. housing market) remained quite healthy. In general, equity market fundamentals also held firm -- second-quarter corporate earnings exceeded expectations (although future earnings could be at risk if the economy weakens), dividend payouts and share buybacks continued to grow, and valuations remained attractive. These tailwinds generally prevailed over such headwinds as a slowing U.S. economy and troubled housing market, although the more recent credit crunch dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. Stocks recorded their second-worst day of the year in August, yet remained comfortably in the black year-to-date.

Meanwhile, mixed economic signals and the credit market debacle made for a volatile backdrop for fixed income, with investors fleeing from bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. As a result, the 10-year Treasury yield, which touched 5.30% in June ( its highest level in five years), fell to 4.54% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted mixed results for the six- and 12-month periods ended August 31, 2007:

Total Returns as of August 31, 2007                                                   6-month   12-month
========================================================================================================
U.S. equities (S&P 500 Index)                                                          +5.70%    +15.13%
--------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                           +0.54     +11.36
--------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                      +5.83     +18.71
--------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                               +1.54     + 5.26
--------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         -0.57     + 2.30
--------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)       -1.71     + 6.46
--------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                    Sincerely,

                                                    /s/ Robert C. Doll, Jr.
                                                    Robert C. Doll, Jr.
                                                    Fund President and Director

THIS PAGE NOT PART OF YOUR FUND REPORT


                  BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007     3

Fund Summary as of August 31, 2007 (Unaudited)

Fund Information

Symbol on New York Stock Exchange ............................        DSU
Initial Offering Date ........................................   March 27, 1998
Yield on Closing Market Price as of 8/31/07 ($6.41)* .........       9.92%
Current Monthly Distribution per share of Common Stock** .....       $.053
Current Annualized Distribution per share of Common Stock** ..       $.636
Leverage as of 8/31/07*** ....................................         26%
--------------------------------------------------------------------------------

  * Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
 ** The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
*** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund's market price and net asset value:

--------------------------------------------------------------------------------
                                    8/31/07   2/28/07    Change     High    Low
--------------------------------------------------------------------------------
Market Price ....................    $6.41     $7.28    (11.95%)   $7.44   $4.75
Net Asset Value .................    $6.47     $7.01     (7.70%)   $7.08   $6.36
--------------------------------------------------------------------------------

The following charts show the Fund's portfolio composition and credit quality allocations of the Fund's long-term investments:

Portfolio Composition

Asset Mix                                                      8/31/07   2/28/07
--------------------------------------------------------------------------------
Corporate Bonds ............................................      63%       70%
Floating Rate Loan Interests ...............................      33        28
Common Stocks ..............................................       3         2
Preferred Stocks ...........................................       1        --*
Warrants ...................................................      --*       --*
Other Interests ............................................      --*       --*
--------------------------------------------------------------------------------
*     Amount is less than 1%.

Credit Quality Allocations*

Credit Rating                                                  8/31/07   2/28/07
--------------------------------------------------------------------------------
BBB/Baa ....................................................       2%        1%
BB/Ba ......................................................      12        11
B/B ........................................................      56        62
CCC/Caa ....................................................      17        15
CC/Ca ......................................................       1         1
D ..........................................................      --+       --+
NR (Not Rated) .............................................       8         8
Other** ....................................................       4         2
--------------------------------------------------------------------------------
 *    Using the higher of S&P's or Moody's ratings.
** Includes portfolio holdings in common stocks, preferred stocks, warrants and other interests.
 +    Amount is less than 1%.


4     BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007

Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

           Face
         Amount   Corporate Bonds                                     Value
===============================================================================
Aerospace & Defense -- 3.3%
USD   5,000,000   Alliant Techsystems, Inc., 3%
                     due 8/15/2024 (a)(m)                        $    7,400,000
      7,500,000   L-3 Communications Corp., 3%
                     due 8/01/2035 (a)(m)                             8,540,625
      7,170,000   Vought Aircraft Industries, Inc., 8%
                     due 7/15/2011                                    6,954,900
                                                                 --------------
                                                                     22,895,525
===============================================================================
Auto Components -- 2.0%
        245,000   Compagnie Generale de Geophysique SA,
                     7.50% due 5/15/2015                                246,225
                  The Goodyear Tire & Rubber Co. (m):
      4,500,000        9.135% due 12/01/2009 (b)                      4,500,000
          2,000        8.625% due 12/01/2011                              2,031
      1,020,000   Lear Corp., 8.75% due 12/01/2016                      943,500
      9,350,000   Metaldyne Corp., 11% due 6/15/2012                  8,368,250
                  Venture Holdings Co. LLC:
      4,450,000        12% due 6/01/2009 (e)                                  0
      1,800,000        Series B, 9.50% due 7/01/2005 (m)                  5,400
                                                                 --------------
                                                                     14,065,406
===============================================================================
Biotechnology -- 0.7%
      5,000,000   Angiotech Pharmaceuticals, Inc., 9.371%
                     due 12/01/2013 (b)                               4,950,000
===============================================================================
Building Products -- 1.9%
                  CPG International I, Inc.:
      3,000,000        12.13% due 7/01/2012 (b)                       3,015,000
      1,300,000        10.50% due 7/01/2013                           1,274,000
      5,900,000   Goodman Global Holding Co., Inc., 7.875%
                     due 12/15/2012                                   5,841,000
      2,270,000   Masonite International Corp., 11%
                     due 4/06/2015                                    1,850,050
      1,050,000   Momentive Performance Materials, Inc.,
                     10.125% due 12/01/2014 (g)(m)                      976,500
                                                                 --------------
                                                                     12,956,550
===============================================================================
Capital Markets -- 0.2%
      2,000,000   Pennant CBO Ltd., 13.43%
                     due 3/14/2011 (m)                                1,700,000
===============================================================================
Chemicals -- 5.9%
      1,490,000   American Pacific Corp., 9% due 2/01/2015            1,467,650
      3,550,000   ArCo Chemical Co., 9.80% due 2/01/2020              3,692,000
      9,783,000   GEO Specialty Chemicals, Inc., 13.85%
                     due 12/31/2009 (a)(m)                            8,070,975
      3,100,000   Hexion U.S. Finance Corp., 10.058%
                     due 11/15/2014 (b)                               3,162,000
      2,515,000   Ineos Group Holdings Plc, 8.50%
                     due 2/15/2016 (m)                                2,313,800
      6,360,000   MacDermid, Inc., 9.50% due 4/15/2017 (m)            5,914,800
     14,060,000   NOVA Chemicals Corp., 8.484%
                     due 11/15/2013 (b)                              13,638,200
      2,500,000   PolyOne Corp., 6.89% due 9/22/2008                  2,500,000
                                                                 --------------
                                                                     40,759,425
===============================================================================
Commercial Banks -- 0.2%
      1,500,000   Investcorp SA, 7.54% due 10/21/2008                 1,506,723
===============================================================================
Commercial Services & Supplies -- 1.4%
      1,090,000   PNA Intermediate Holding Corp., 12.558%
                     due 2/15/2013 (b)(m)                             1,049,125
      4,280,000   Sally Holdings LLC, 10.50%
                     due 11/15/2016 (m)                               4,087,400
      3,270,000   West Corp., 11% due 10/15/2016                      3,319,050
      1,395,000   Yankee Acquisition Corp., 9.75%
                     due 2/15/2017                                    1,248,525
                                                                 --------------
                                                                      9,704,100
===============================================================================

           Face
         Amount   Corporate Bonds                                    Value
===============================================================================
Communications Equipment -- 0.3%
USD     983,000   Loral Spacecom Corp., 14%
                     due 11/15/2015 (g)                          $    1,059,183
        630,000   Nortel Networks Ltd., 9.61%
                     due 7/15/2011 (b)(m)                               631,575
                                                                 --------------
                                                                      1,690,758
===============================================================================
Computers & Peripherals -- 0.4%
      2,700,000   Viasystems, Inc., 10.50% due 1/15/2011              2,700,000
===============================================================================
Construction Materials -- 0.7%
      5,850,000   Nortek, Inc., 8.50% due 9/01/2014                   5,060,250
===============================================================================
Containers & Packaging -- 2.7%
                  Berry Plastics Holding Corp.:
        665,000        8.875% due 9/15/2014                             663,338
        375,000        9.569% due 9/15/2014 (b)                         371,250
      1,100,000   Graham Packing Co., Inc., 9.875%
                     due 10/15/2014                                   1,078,000
        705,000   Graphic Packaging International
                     Corp., 9.50% due 8/15/2013                         712,050
      6,215,000   Packaging Dynamics Finance Corp., 10%
                     due 5/01/2016 (m)                                6,222,769
                  Smurfit-Stone Container Enterprises, Inc.:
      1,600,000        8.375% due 7/01/2012                           1,568,000
      2,600,000        8% due 3/15/2017                               2,479,750
      6,325,000   Wise Metals Group LLC, 10.25%
                     due 5/15/2012                                    5,692,500
                                                                 --------------
                                                                     18,787,657
===============================================================================
Distributors -- 0.3%
      2,000,000   Buhrmann US, Inc., 7.875% due 3/01/2015             1,840,000
===============================================================================
Diversified Consumer Services -- 0.5%
      3,875,000   NBC Acquisition Corp., 11%
                     due 3/15/2013 (i)                                3,448,750
===============================================================================
Diversified Financial Services -- 1.2%
      5,743,690   Archimedes Funding III Ltd., 5.50%
                     due 11/29/2011 (b)(m)                            2,871,836
                  Ford Motor Credit Co. LLC:
        760,000        5.80% due 1/12/2009                              716,127
      4,480,000        8.11% due 1/13/2012 (b)                        4,102,824
        750,000        9.81% due 4/15/2012 (b)                          755,516
                                                                 --------------
                                                                      8,446,303
===============================================================================
Diversified Telecommunication Services -- 1.3%
      2,675,000   Qwest Corp., 8.944% due 6/15/2013 (b)               2,822,125
      6,000,000   Time Warner Telecom Holdings, Inc., 9.25%
                     due 2/15/2014                                    6,210,000
                                                                 --------------
                                                                      9,032,125
===============================================================================
Electric Utilities -- 0.8%
      5,380,000   NSG Holdings LLC, 7.75%
                     due 12/15/2025 (l)(m)                            5,225,325
===============================================================================
Electronic Equipment & Instruments -- 1.4%
      2,675,000   Muzak Holdings, LLC, 13% due 3/15/2010 (i)          2,113,250
                  NXP BV:
      5,520,000        8.11% due 10/15/2013 (b)                       5,002,500
      2,300,000        9.50% due 10/15/2015                           1,989,500
        375,000   Sanmina-SCI Corp., 8.125% due 3/01/2016               324,375
                                                                 --------------
                                                                      9,429,625
===============================================================================
Energy Equipment & Services -- 2.1%
        670,000   Compagnie Generale de Geophysique-Veritas,
                     7.75% due 5/15/2017                                676,700
      8,000,000   Ocean RIG ASA, 9.36% due 4/04/2011 (b)              7,900,000
      6,300,000   SemGroup LP, 8.75% due 11/15/2015 (m)               6,063,750
                                                                 --------------
                                                                     14,640,450
===============================================================================


                  BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007     5

Schedule of Investments (continued)                            (in U.S. dollars)

           Face
         Amount   Corporate Bonds                                     Value
===============================================================================
Food & Staples Retailing -- 0.4%
USD   2,900,000   Rite Aid Corp., 9.375% due 12/15/2015 (m)      $    2,639,000
===============================================================================
Gas Utilities -- 0.4%
      2,900,000   El Paso Performance-Linked Trust, 7.75%
                     due 7/15/2011 (m)                                2,971,169
===============================================================================
Health Care Providers & Services -- 2.4%
      3,975,000   Community Health Systems, Inc., 8.875%
                     due 7/15/2015 (m)                                3,970,031
                  Tenet Healthcare Corp.:
      2,990,000        6.50% due 6/01/2012                            2,481,700
      6,000,000        7.375% due 2/01/2013                           4,980,000
                  Universal Hospital Services, Inc. (m):
      1,000,000        8.50% due 6/01/2015 (g)                          927,826
        930,000        8.759% due 6/01/2015 (b)                         897,450
      4,100,000   Vanguard Health Holding Co. I, LLC, 11.25%
                     due 10/01/2015 (i)                               2,972,500
                                                                 --------------
                                                                     16,229,507
===============================================================================
Hotels, Restaurants & Leisure -- 6.0%
      1,250,000   Galaxy Entertainment Finance Co. Ltd.,
                     9.875% due 12/15/2012 (m)                        1,268,750
                  HRP Myrtle Beach (m):
      5,976,698        Holdings LLC, 14.50%
                         due 4/01/2014 (g)                            5,767,514
      5,000,000        Operations LLC, 10.07%
                         due 4/01/2012 (b)                            4,750,000
      5,000,000        Operations LLC, 12.50% due 4/01/2013           4,900,000
      2,560,000   Little Traverse Bay Bands of Odawa
                     Indians, 10.25% due 2/15/2014 (m)                2,572,800
        915,000   Penn National Gaming, Inc., 6.75%
                     due 3/01/2015                                      917,288
      2,700,000   Pinnacle Entertainment, Inc., 7.50%
                     due 6/15/2015 (m)                                2,484,000
      1,370,000   Shingle Springs Tribal Gaming Authority,
                     9.375% due 6/15/2015 (m)                         1,349,450
      1,015,000   Snoqualmie Entertainment Authority, 9.063%
                     due 2/01/2014 (b)(m)                               990,894
      3,400,000   Station Casinos, Inc., 7.75% due 8/15/2016          3,255,500
      2,600,000   Travelport LLC, 10.246% due 9/01/2014 (b)           2,600,000
      3,265,000   Tropicana Entertainment, LLC, 9.625%
                     due 12/15/2014 (m)                               2,416,100
      3,000,000   Tunica-Biloxi Gaming Authority, 9%
                     due 11/15/2015 (m)                               3,000,000
      5,300,000   Universal City Florida Holding Co. I,
                     10.106% due 5/01/2010 (b)                        5,353,000
                                                                 --------------
                                                                     41,625,296
===============================================================================
Household Durables -- 0.6%
        175,000   Fedders North America, Inc., 9.875%
                     due 3/01/2014                                       28,000
      2,610,000   Jarden Corp., 7.50% due 5/01/2017                   2,440,350
      2,250,000   Stanley-Martin Communities LLC, 9.75%
                     due 8/15/2015                                    1,676,250
                                                                 --------------
                                                                      4,144,600
===============================================================================
IT Services -- 0.7%
      4,818,000   SunGard Data Systems, Inc., 10.25%
                     due 8/15/2015 (m)                                4,962,540
===============================================================================
Insurance -- 0.2%
      1,630,000   USI Holdings Corp., 9.433%
                     due 11/15/2014 (b)(m)                            1,515,900
===============================================================================
Leisure Equipment & Products -- 0.2%
      2,000,000   True Temper Sports, Inc., 8.375%
                     due 9/15/2011                                    1,560,000
===============================================================================

           Face
         Amount   Corporate Bonds                                    Value
===============================================================================
Machinery -- 1.7%
USD   3,070,000   Esco Corp., 9.235% due 12/15/2013 (b)(m)       $    3,008,600
      3,815,000   Invensys Plc, 9.875% due 3/15/2011 (m)              4,053,438
                  RBS Global, Inc.:
      1,480,000        9.50% due 8/01/2014                            1,494,800
      1,685,000        8.875% due 9/01/2016                           1,647,088
      1,530,000   Titan International, Inc., 8%
                     due 1/15/2012                                    1,507,968
                                                                 --------------
                                                                     11,711,894
===============================================================================
Marine -- 0.5%
      1,500,000   Navios Maritime Holdings, Inc., 9.50%
                     due 12/15/2014 (m)                               1,531,875
      1,760,000   Titan Petrochemicals Group Ltd., 8.50%
                     due 3/18/2012 (m)                                1,548,800
                                                                 --------------
                                                                      3,080,675
===============================================================================
Media -- 11.6%
                  Affinion Group, Inc.:
        280,000        10.125% due 10/15/2013                           280,000
        800,000        11.50% due 10/15/2015                            800,000
      5,950,000   Cablevision Systems Corp. Series B, 9.82%
                     due 4/01/2009 (b)                                6,098,750
      2,000,000   Cadmus Communications Corp., 8.375%
                     due 6/15/2014                                    1,900,000
      5,000,000   Canadian Satellite Radio Holdings,
                     Inc., 12.75% due 2/15/2014 (m)                   4,906,250
                  Charter Communications Holdings LLC:
      3,750,000        10% due 4/01/2009                              3,740,625
      1,319,000        11.125% due 1/15/2011                          1,282,728
      1,978,000        10% due 5/15/2011                              1,888,990
                  Intelsat Bermuda Ltd. (b):
      8,605,000        11.409% due 6/15/2013                          8,841,638
      2,880,000        8.886% due 1/15/2015                           2,901,600
     10,350,000   Intelsat Intermediate Holding Co. Ltd.,
                     9.25% due 2/01/2015 (i)                          8,383,500
      4,125,000   Liberty Media Corp., 0.75%
                     due 3/30/2023 (a)                                4,666,406
      3,875,000   Mediacom LLC, 9.50% due 1/15/2013                   3,875,000
        750,000   NTL Cable Plc, 8.75% due 4/15/2014                    759,375
        580,000   Network Communications, Inc., 10.75%
                     due 12/01/2013                                     580,000
      4,325,000   Nielsen Finance LLC, 10% due 8/01/2014              4,433,125
      2,800,000   Paxson Communications Corp., 8.61%
                     due 1/15/2012 (b)(m)                             2,761,500
      3,235,000   Sinclair Broadcast Group, Inc. Class A,
                     4.875% due 7/15/2018 (a)(i)                      3,000,463
      5,795,000   Sirius Satellite Radio, Inc., 9.625%
                     due 8/01/2013                                    5,476,275
      5,230,000   TL Acquisitions, Inc., 10.50%
                     due 1/15/2015 (m)                                4,929,275
      3,485,000   Umbrella Acquisition, 9.75%
                     due 3/15/2015 (g)(m)                             3,319,463
      2,800,000   XM Satellite Radio, Inc., 9.856%
                     due 5/01/2013 (b)                                2,604,000
      2,685,000   Young Broadcasting, Inc., 10%
                     due 3/01/2011                                    2,416,500
                                                                 --------------
                                                                     79,845,463
===============================================================================
Metals & Mining -- 3.5%
      2,735,000   Aleris International, Inc., 9%
                     due 12/15/2014 (g)                               2,550,513
      4,000,000   Compass Minerals International, Inc.
                     Series B, 12% due 6/01/2013 (i)                  4,020,000
     10,360,000   Freeport-McMoRan Copper & Gold, Inc.,
                     8.564% due 4/01/2015 (b)                        10,670,800
      2,854,000   Indalex Holding Corp. Series B, 11.50%
                     due 2/01/2014                                    2,675,625
      4,550,000   RathGibson, Inc., 11.25% due 2/15/2014              4,555,688
                                                                 --------------
                                                                     24,472,626
===============================================================================


6     BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

           Face
         Amount   Corporate Bonds                                     Value
===============================================================================
Multi-Utilities -- 0.9%
USD   4,142,000   CenterPoint Energy, Inc. Series B, 3.75%
                     due 5/15/2023 (a)                           $    6,052,498
===============================================================================
Oil, Gas & Consumable Fuels -- 1.0%
        480,000   Berry Petroleum Co., 8.25% due 11/01/2016             472,800
      3,000,000   Chaparral Energy, Inc., 8.50%
                     due 12/01/2015                                   2,685,000
      2,445,000   Compton Petroleum Finance Corp., 7.625%
                     due 12/01/2013                                   2,322,750
      1,425,000   Williams Cos., Inc., 8.625% due 6/01/2010           1,486,460
                                                                 --------------
                                                                      6,967,010
===============================================================================
Paper & Forest Products -- 9.3%
      6,500,000   Abitibi-Consolidated, Inc., 9.194%
                     due 6/15/2011 (b)                                5,590,000
                  Ainsworth Lumber Co. Ltd. (b):
      9,725,000        9.11% due 10/01/2010                           7,488,250
      8,000,000        9.36% due 4/01/2013                            6,080,000
                  Boise Cascade LLC:
      2,150,000        8.235% due 10/15/2012 (b)                      2,128,500
        900,000        7.125% due 10/15/2014                            828,000
      7,600,000   Bowater, Inc., 8.694% due 3/15/2010 (b)             6,840,087
      3,775,000   Domtar, Inc., 7.125% due 8/15/2015                  3,510,750
                  NewPage Corp.:
      8,000,000        11.606% due 5/01/2012 (b)                      8,480,000
      4,725,000        12% due 5/01/2013                              4,937,625
     13,625,000   Smurfit Kappa Funding Plc, 7.75%
                     due 4/01/2015                                   13,148,125
                  Verso Paper Holdings LLC Series B:
      4,400,000        9.106% due 8/01/2014 (b)                       4,378,000
        530,000        11.375% due 8/01/2016                            540,600
                                                                 --------------
                                                                     63,949,937
===============================================================================
Pharmaceuticals -- 1.2%
                  Elan Finance Plc:
      3,525,000        7.75% due 11/15/2011                           3,436,875
      4,825,000        9.558% due 11/15/2011 (b)                      4,728,500
                                                                 --------------
                                                                      8,165,375
===============================================================================
Real Estate Investment Trusts (REITs) -- 0.3%
      3,500,000   RAIT Financial Trust, 6.875%
                     due 4/15/2027 (a)(m)                             2,209,375
===============================================================================
Real Estate Management & Development -- 2.3%
                  Realogy Corp. (m):
      4,770,000        10.50% due 4/15/2014                           4,018,725
      7,540,000        11% due 4/15/2014 (g)                          6,107,400
      7,410,000        12.375% due 4/15/2015                          5,455,613
                                                                 --------------
                                                                     15,581,738
===============================================================================
Road & Rail -- 0.8%
      1,250,000   Atlantic Express Transportation Corp.,
                     12.609% due 4/15/2012 (b)(g)(m)                  1,212,500
        790,000   Britannia Bulk Plc, 11% due 12/01/2011                782,100
      5,060,000   St. Acquisition Corp., 13.107%
                     due 5/15/2015 (b)(m)                             3,516,700
                                                                 --------------
                                                                      5,511,300
===============================================================================

           Face
         Amount   Corporate Bonds                                    Value
===============================================================================
Semiconductors & Semiconductor Equipment -- 3.2%
                  Amkor Technology, Inc.:
USD   3,000,000        7.125% due 3/15/2011                      $    2,820,000
        210,000        7.75% due 5/15/2013                              194,775
      2,645,000        9.25% due 6/01/2016                            2,565,650
                  Freescale Semiconductor, Inc.:
      8,990,000        9.125% due 12/15/2014 (g)                      8,046,050
      5,470,000        9.569% due 12/15/2014 (b)                      5,032,400
      3,370,000   Spansion, Inc., 8.746%
                     due 6/01/2013 (b)(m)                             3,201,500
                                                                 --------------
                                                                     21,860,375
===============================================================================
Software -- 0.3%
      2,416,832   BMS Holdings, Inc., 12.40%
                     due 2/15/2012 (b)(g)(m)                          2,113,534
===============================================================================
Specialty Retail -- 4.1%
      2,215,000   Buffets, Inc., 12.50% due 11/01/2014                1,705,550
                  Claire's Stores, Inc. (m):
        500,000        9.25% due 6/01/2015                              433,750
        610,000        9.625% due 6/01/2015 (g)                         476,993
      1,110,000        10.50% due 6/01/2017                             821,400
                  General Nutrition Centers, Inc. (g)(m):
      5,560,000        10.009% due 3/15/2014                          5,026,029
      4,480,000        10.75% due 3/15/2015                           4,008,533
                  Michaels Stores, Inc. (m):
      3,790,000        10% due 11/01/2014                             3,799,475
      8,660,000        11.375% due 11/01/2016                         8,421,850
      8,000,000   Movie Gallery, Inc., 11% due 5/01/2012 (e)          2,000,000
      1,380,000   United Auto Group, Inc., 7.75%
                     due 12/15/2016                                   1,317,900
                                                                 --------------
                                                                     28,011,480
===============================================================================
Wireless Telecommunication Services -- 3.7%
      1,905,000   Centennial Communications Corp., 11.11%
                     due 1/01/2013 (b)                                1,952,625
                  Cricket Communications, Inc.:
      5,250,000        9.375% due 11/01/2014                          5,145,000
      1,000,000        9.375% due 11/01/2014 (m)                        980,000
                  Digicel Group Ltd. (m):
      3,560,000        8.875% due 1/15/2015                           3,253,128
      7,748,000        9.125% due 1/15/2015 (g)                       7,080,122
      2,150,000   FiberTower Corp., 9% due 11/15/2012 (a)(m)          2,246,750
      1,250,000   iPCS, Inc., 7.481% due 5/01/2013 (b)(m)             1,206,250
      2,600,000   Nordic Telephone Co. Holdings ApS, 8.875%
                     due 5/01/2016 (m)                                2,691,000
                  Orascom Telecom Finance SCA:
        620,000        7.875% due 2/08/2014                             565,754
        755,000        7.875% due 2/08/2014 (m)                         688,938
                                                                 --------------
                                                                     25,809,567
-------------------------------------------------------------------------------
                  Total Corporate Bonds
                  (Cost -- $602,872,636) -- 82.6%                   569,829,831
===============================================================================


                  BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007     7

Schedule of Investments (continued)                            (in U.S. dollars)

           Face
         Amount   Floating Rate Loan Interests**                      Value
===============================================================================
Aerospace & Defense -- 0.2%
                  Hawker Beechcraft:
USD      39,007        Letter of Credit, 5.26% due 3/31/2014     $       37,057
        459,840        Term Loan B, 7.36% - 7.508%
                         due 3/31/2014                                  436,848
      1,145,200   IAP Worldwide Services Inc. Term Loan,
                     11.687% due 12/31/2012                             983,727
                                                                 --------------
                                                                      1,457,632
===============================================================================
Airlines -- 0.7%
      1,890,000   Delta Airlines First Lien Term Loan, 7.36%
                     due 5/15/2012                                    1,794,319
      1,492,500   United Air Lines, Inc. Term Loan B, 7.625%
                     due 1/30/2014                                    1,399,529
      2,000,000   US Airways Group, Inc. Term Loan B, 7.86%
                     due 3/22/2014                                    1,878,750
                                                                 --------------
                                                                      5,072,598
===============================================================================
Auto Components -- 1.2%
      1,000,000   Delphi Automotive Systems Term Loan B,
                     7.625% due 12/31/2007                              980,000
      2,000,000   Goodyear Tire & Rubber Co. First Lien Term
                     Loan, 7.10% due 4/30/2014                        1,880,000
                  Intermet Corp.:
      1,685,185        Letter of Credit, 10.21%
                         due 11/08/2010                               1,617,778
      1,162,530        Term Loan B, 10.36% due 11/08/2010             1,116,029
                  Metaldyne Corp.:
         86,538        Letter of Credit, 5.17% - 9.125%
                         due 1/15/2012                                   84,375
        588,462        Term Loan B, 9.125% due 1/15/2014                573,750
      1,000,000   TRW Automotive, Inc. Term Loan B, 6.875%
                     due 2/09/2014                                      970,000
      1,250,000   Visteon Corp. Term Loan B, 8.38%
                     due 6/13/2013                                    1,150,781
                                                                 --------------
                                                                      8,372,713
===============================================================================
Beverages -- 0.4%
                  Culligan International:
      1,500,000        Second Lien Term Loan, 7.815%
                         due 10/24/2012                               1,736,868
      1,000,000        Term Loan B, 7.61% - 7.815%
                         due 10/24/2012                                 910,000
                                                                 --------------
                                                                      2,646,868
===============================================================================
Chemicals -- 2.3%
        400,000   Arizona Chemical Second Lien Term Loan,
                     11.01% due 2/28/2014                               370,667
      2,000,000   Flint Group Term Loan, 7.933%
                     due 12/20/2014                                   1,895,500
                  Huish Detergents, Inc.:
      2,000,000        First Lien Term Loan, 7.51%
                         due 4/15/2014                                1,835,000
      1,500,000        Second Lien Term Loan, 9.57%
                         due 10/15/2014                               1,372,500
        677,316   Huntsman ICI Holdings Term Loan B, 7.25%
                     due 4/19/2014                                      662,782
        636,000   NuSil Technology Term Loan, 8.07%
                     due 10/31/2013                                     623,280
        620,000   Rockwood Specialties Group, Inc. Tranche D
                     Term Loan, 6.857% due 7/30/2012                    599,463
     10,000,000   Wellman, Inc. Second Lien Term Loan,
                     12.106% due 2/10/2010                            8,700,000
                                                                 --------------
                                                                     16,059,192
===============================================================================

           Face
         Amount   Floating Rate Loan Interests**                     Value
===============================================================================
Commercial Services & Supplies -- 5.7%
                  Aramark Corp.:
USD     533,316        Letter of Credit, 5.36% due 1/30/2014     $      513,183
      7,580,509        Term Loan B, 7.36% due 1/30/2014               7,294,345
                  Euramax International Plc:
      2,538,314        First Lien Term Loan, 8.375%
                         due 6/29/2012                                2,346,672
      6,000,000        Second Lien Term Loan, 13.36%
                         due 6/29/2013                                5,340,000
      1,500,000   Jason, Inc. Term Loan B, 8.03% - 9.50%
                     due 4/30/2010                                    1,425,000
      1,410,788   John Maneely Co. Term Loan B, 8.61%
                     due 12/15/2013                                   1,262,067
      3,019,996   NES Rentals Holdings, Inc. Term Loan C,
                     12.125% due 7/12/2013                            2,957,081
                  RiskMetrics Group, Inc.:
        250,000        Second Lien Term Loan, 10.86%
                         due 6/15/2014                                  242,813
        748,125        Term Loan, 7.61% due 1/15/2014                   727,552
      8,670,000   Service Master Bridge Loan, 9.86%
                     due 6/19/2008                                    7,542,900
      7,000,359   Waste Services, Inc. Term Loan D,
                     7.82% due 3/31/2011                              6,790,348
      2,970,112   West Corp. Term Loan, 7.735% - 7.88%
                     due 10/31/2013                                   2,864,920
                                                                 --------------
                                                                     39,306,881
===============================================================================
Communications Equipment -- 0.1%
      1,000,000   SafeNet, Inc. First Lien Term Loan, 7.86%
                     due 5/11/2015                                      930,000
===============================================================================
Computers & Peripherals -- 0.4%
                  Intergraph Corp. Term Loan:
        430,893        7.503% due 5/15/2014                             412,041
      1,000,000        11.506% due 11/15/2014                           956,250
      1,500,000   Reynolds and Reynolds Co. Third Lien Term
                     Loan, 12.86% due 10/31/2014                      1,462,500
                                                                 --------------
                                                                      2,830,791
===============================================================================
Construction Materials -- 0.3%
      2,453,125   Headwaters, Inc. Term Loan B-1, 7.36%
                     due 4/30/2011                                    2,391,797
===============================================================================
Containers & Packaging -- 1.6%
      2,239,574   Anchor Glass Container Corp. Term Loan B,
                     7.61% - 7.791% due 5/03/2013                     2,172,387
      8,590,000   Berry Plastics Corp. Term Loan B, 11.61%
                     due 6/15/2014                                    7,387,400
        750,000   Consolidated Container Second Lien Term
                     Loan, 10.86% - 11.065% due 10/15/2014              675,000
        495,000   Graham Packaging Term Loan B, 7.625%
                     due 4/15/2011                                      480,975
                                                                 --------------
                                                                     10,715,762
===============================================================================
Distributors -- 0.2%
      1,741,250   Keystone Automotive Operations, Inc. Term
                     Loan B, 8.828% - 9% due 1/15/2012                1,588,891
===============================================================================


8     BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

           Face
         Amount   Floating Rate Loan Interests**                      Value
===============================================================================
Diversified Financial Services -- 0.5%
USD   4,000,000   JG Wentworth Manufacturing Term Loan B,
                     7.61% due 4/15/2014                         $    3,710,000
===============================================================================
Diversified Telecommunication Services -- 0.9%
        995,000   Kentucky Data Link, Inc. Term Loan B,
                     7.815% due 2/26/2014                               957,688
        258,716   Transaction Network Services Term Loan B,
                     7.541% due 5/15/2014                               250,954
      3,161,871   Winstar Communications Debtor In
                     Possession, 6.366% due 12/31/2006 (n)            5,051,089
                                                                 --------------
                                                                      6,259,731
===============================================================================
Electrical Equipment -- 0.4%
      4,000,000   Generac Portable Products, Inc. Second
                     Lien Term Loan, 11.36% due 5/15/2014             2,663,332
===============================================================================
Electronic Equipment & Instruments -- 0.2%
      1,500,000   CoCreate Software, Inc. Second Lien Term
                     Loan, 12.608% due 5/30/2014                      1,440,000
===============================================================================
Energy Equipment & Services -- 0.9%
                  Dresser, Inc.:
      3,000,000        First Lien Term Loan, 8.01% - 8.038%
                         due 5/15/2014                                2,881,875
      2,500,000        Second Lien Term Loan, 11.129%
                         due 5/04/2015                                2,362,500
      1,234,375   MEG Energy Corp. Term Loan B, 7.36%
                     due 4/03/2013                                    1,191,172
                                                                 --------------
                                                                      6,435,547
===============================================================================
Food & Staples Retailing -- 1.3%
      1,000,000   Bolthouse Farms, Inc. Second Lien Term
                     Loan, 10.86% due 12/01/2013                        967,500
      1,000,000   DS Waters LP Term Loan B, 7.61% - 7.753%
                     due 3/31/2012                                      940,000
                  Dole Food Co., Inc.:
        323,981        Letter of Credit, 5.23% due 4/12/2013            304,542
        719,846        Term Loan B, 7.438% - 9.25%
                         due 4/12/2013                                  676,655
      2,399,487        Term Loan C, 7.438% - 9.25%
                         due 4/04/2013                                2,255,517
        969,217   Eight O'Clock Coffee Second Lien Term
                     Loan, 8.125% due 7/21/2012                         920,756
        497,500   McJunkin Corp. Term Loan B, 7.815%
                     due 1/30/2014                                      483,197
                  Sturm Foods, Inc.:
        997,500        First Lien Term Loan,7.875% - 7.938%
                         due 1/30/2014                                  927,675
      1,250,000        Second Lien Term Loan, 11.438%
                         due 6/30/2014                                1,165,625
                                                                 --------------
                                                                      8,641,467
===============================================================================
Food Products -- 0.3%
      1,937,500   Jetro Holdings, Inc. Term Loan, 7.82%
                     due 5/11/2014                                    1,860,000
===============================================================================
Health Care Providers & Services -- 0.5%
        488,011   CCS Medical First Lien Term Loan, 8.82%
                     due 10/31/2012                                     471,541
      3,147,392   Rotech Healthcare, Inc. Term Loan B,
                     11.36% due 9/26/2011                             2,706,757
                                                                 --------------
                                                                      3,178,298
===============================================================================

           Face
         Amount   Floating Rate Loan Interests**                     Value
===============================================================================
Hotels, Restaurants & Leisure -- 2.8%
USD   1,500,000   Golden Nugget, Inc. Term Loan Second Lien,
                     8.84% due 11/30/2014                        $    1,402,500
                  Green Valley Ranch Gaming LLC Term Loan:
        480,568        7.36% - 7.565% due 2/16/2014                     456,540
        750,000        8.791% due 8/30/2014                             705,000
      3,200,000   Las Vegas Sands Term Loan B, 7.11%
                     due 5/04/2014                                    3,036,400
                  OSI Restaurant Partners, Inc.:
         75,188        Revolving Credit, 5.18% due 6/14/2013             71,170
        924,812        Term Loan B, 7.625% due 5/15/2014                875,393
      6,000,000   QCE LLC Second Lien Term Loan, 11.11%
                     due 11/05/2013                                   5,715,000
      1,031,315   Tropicana Opco Term Loan B, 7.61%
                     due 12/15/2011                                     979,381
                  Venetian Macau US Finance Co. LLC:
      2,500,000        Delay Draw Term Loan, 7.61% - 7.76%
                         due 5/25/2012                                2,414,285
      3,500,000        Term Loan B, 7.61% due 5/25/2013               3,379,999
                                                                 --------------
                                                                     19,035,668
===============================================================================
Household Durables -- 0.4%
      3,000,000   American Residential Services Second Lien
                     Term Loan, 12% due 4/17/2015                     2,970,000
===============================================================================
Household Products -- 0.8%
                  Spectrum Brands, Inc.:
        281,917        Letter of Credit, 5.17% due 4/15/2013            273,225
      4,203,182        Term Loan B-1, 9.34% - 9.53%
                         due 4/15/2013                                4,073,585
      1,014,901   Term Loan B-2, 9.565% due 4/15/2013                   954,007
                                                                 --------------
                                                                      5,300,817
===============================================================================
IT Services -- 0.9%
      3,686,354   Activant Solutions Term Loan B, 7.375%
                     due 5/02/2013                                    3,437,525
      1,000,000   Audio Visual Services Corp. Second Lien
                     Term Loan, 10.86% due 2/28/2014                    950,000
        894,231   RedPrairie Corp. Term Loan, 8.50% - 10.25%
                     due 7/31/2012                                    1,145,021
        950,000   Verifone, Inc. Term Loan B, 7.09% - 7.11%
                     due 10/31/2013                                     912,000
                                                                 --------------
                                                                      6,444,546
===============================================================================
Insurance -- 0.1%
      1,000,000   USI Holdings Corp., Term Loan B, 7.95%
                     due 5/15/2014                                      935,000
===============================================================================
Machinery -- 1.7%
        997,500   Harrington Holdings, Inc. Term Loan, 7.61%
                     due 1/15/2014                                      947,625
      1,000,000   Maxim Crane Term Loan B, 7.32%
                     due 6/14/2014                                      920,000
                  Navistar International Transportation Corp.:
      1,866,667        Revolving Credit, 5.17% - 8.61%
                         due 1/19/2012                                1,792,000
      5,133,333        Term Loan, 8.61% due 1/19/2012                 4,928,000
      1,990,000   OshKosh Truck Corp. Term Loan B, 7.11%
                     due 11/30/2013                                   1,908,535
      1,093,086   Rexnord Corp. Term Loan,
                     11.61% due 3/02/2013 (g)                         1,032,966
                                                                 --------------
                                                                     11,529,126
===============================================================================


                  BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007     9

Schedule of Investments (continued)                            (in U.S. dollars)

           Face
         Amount      Floating Rate Loan Interests**                   Value
===============================================================================
Media -- 8.9%
USD   4,000,000   Affinion Group, Inc. Term Loan, 11.678%
                     due 3/01/2012                               $    3,693,332
      9,055,466   Cequel Communications LLC Second Lien
                     Term Loan, 9.856% due 3/31/2015                  8,738,525
      1,593,818   Cequel Communications LLC Term Loan B,
                     7.36% - 7.505% due 4/04/2013                     1,503,060
     13,500,000   Charter Communications, Inc. Term Loan B,
                     7.361% due 4/30/2014                            12,751,479
        973,460   ClientLogic Holding Corp. Term Loan B,
                     7.86% - 8.065% due 1/30/2014                       934,522
      3,808,979   Easton-Bell Sports Inc. Term Loan B,
                     11.36% due 5/01/2012                             3,630,433
      6,500,000   Ellis Communications Term Loan, 10%
                     due 1/15/2008                                    6,305,000
                  GateHouse Media, Inc.:
        591,667        Delay Draw Term Loan, 7.36% - 7.51%
                         due 9/15/2014                                  535,458
      2,000,000        Term Loan B, 7.51% due 9/15/2014               1,810,000
                  Insight Midwest Holdings LLC:
      6,750,000        Delay Draw Term Loan, 7.11%
                         due 4/03/2014                                6,559,103
      1,250,000        Term Loan B, 7.36% due 4/06/2014               1,214,649
      1,000,000   Local TV LLC Term Loan, 7.31% due 5/15/2013           940,000
        485,000   Multicultural Radio Broadcasting Inc. Term
                     Loan, 8.288% due 12/15/2012                        470,450
        997,498   NEP Supershooters, LP Term Loan B, 7.61%
                     due 2/13/2014                                      949,286
        992,500   Nielsen Finance LLC Term Loan B, 7.36%
                     due 8/15/2013                                      953,076
      1,000,000   Penton Media Term Loan, 10.36% due 2/15/2014          937,500
      1,500,000   Persona Communications Second Lien
                     Term Loan, 11.565% due 4/30/2014                 1,500,000
                  ProSiebenSat. 1 Media AG Term Loan B:
EUR     500,000      6.796% due 6/30/2015                               620,675
      1,000,000      7.039% due 6/30/2016                             1,222,194
                  Riverdeep Group Ltd.:
USD     963,550        Bridge Loan, 11.55% due 12/21/2007               958,732
        997,494        Term Loan B, 8.11% due 12/21/2013                976,048
      4,697,987   Univision Communications, Inc. Delay Draw
                     Term Loan, 7.61% due 9/30/2014                   4,337,806
                                                                 --------------
                                                                     61,541,328
===============================================================================
Multi-Utilities -- 0.6%
                  Brand Energy Term Loan B:
        498,750        7.625% - 7.813% due 2/15/2014                    472,981
        500,000        11.375% - 11.563% due 2/15/2015                  484,167
                  Coleto Creek:
        464,633        Letter of Credit, 8.11% due 7/31/2013            446,048
         31,847        Term Loan B, 5.26% due 7/31/2013                  30,573
        750,000   Energy Transfer Equity LP Term Loan B,
                     7.106% due 11/01/2012                              726,563
        750,000   NE Energy Second Lien Term Loan, 9.875%
                     due 10/31/2014                                     723,750
      1,000,000   USPF Holdings Term Loan, 7.082% - 7.09%
                     due 4/15/2014                                      950,000
                                                                 --------------
                                                                      3,834,082
===============================================================================
Oil, Gas & Consumable Fuels -- 3.1%
        787,500   Big West Oil & Gas Term Loan B, 7.61%
                     due 5/15/2014                                      744,188
        373,106   Carrizo Oil & Gas, Inc. Second Lien Term
                     Loan, 10.11% due 7/21/2010                         367,509
      6,400,000   Frontier Drilling Term Loan B, 9.18%
                     due 6/21/2013                                    6,272,000

           Face
         Amount   Floating Rate Loan Interests**                     Value
===============================================================================
Oil, Gas & Consumable Fuels (concluded)
USD   2,000,000   Petroleum Geo-Services ASA Term Loan B,
                     7.11% due 6/30/2015                         $    1,931,666
      2,000,000   SandRidge Energy, Inc. Term Loan B, 8.985%
                     due 3/01/2014                                    1,975,000
      8,000,000   Scorpion Drilling Ltd. Second Lien Term
                     Loan, 12.86% due 5/05/2015                       8,520,000
                  Western Refining Co. L.P.:
        187,500        Delay Draw Term Loan, 7.07%
                         due 3/15/2014                                  178,125
      1,205,357        Term Loan B, 7.07% due 3/15/2014               1,145,089
                                                                 --------------
                                                                     21,133,577
===============================================================================
Paper & Forest Products -- 1.0%
      6,695,000   Verso Paper Holdings LLC Term Loan B,
                     11.606% due 2/01/2013                            6,661,525
===============================================================================
Pharmaceuticals -- 0.4%
      3,000,000   Pharmaceutical Technologies & Services (PTS)
                     Term Loan, 7.61% due 4/15/2014                   2,737,500
===============================================================================
Real Estate Management & Development -- 0.6%
      4,000,000   Enclave First Lien Term Loan, 6.14%
                     due 3/01/2012                                    3,788,280
        445,174   Yellowstone Club Term Loan B, 7.883%
                     due 10/15/2010                                     426,625
                                                                 --------------
                                                                      4,214,905
===============================================================================
Road & Rail -- 0.6%
      4,418,605   Swift Transportation Co., Inc. Term Loan B,
                     8.375% due 5/15/2014                             3,905,861
===============================================================================
Software -- 1.1%
      8,000,000   Aspect Software Second Lien Term Loan,
                     12.438% due 7/11/2010                            7,520,000
===============================================================================
Specialty Retail -- 0.9%
      2,000,000   ADESA, Inc. Term Loan B, 7.61%
                     due 10/30/2013                                   1,871,250
      1,500,000   Burlington Coat Factory Warehouse Corp.
                     Term Loan B, 7.76% due 4/15/2013                 1,404,107
      3,500,000   Claire's Stores Term Loan B, 8.11%
                     due 5/24/2014                                    3,203,960
                                                                 --------------
                                                                      6,479,317
===============================================================================
Textiles, Apparel & Luxury Goods -- 0.3%
        997,500   David's Bridal, Inc. Term Loan B, 7.36%
                     due 1/30/2014                                      927,675
        300,000   Gold Toe Investment Corp. Second Lien Term
                     Loan, 11.36% due 4/30/2014                         291,000
        745,733   Renfro Corp. Term Loan B, 8.61% - 8.76%
                     due 9/30/2013                                      719,631
                                                                 --------------
                                                                      1,938,306
===============================================================================
Wireless Telecommunication Services -- 1.0%
      4,750,000   Centennial Cellular Operating Co. Term Loan,
                     7.36% - 7.541% due 2/09/2011                     4,609,875
      2,000,000   IPC Systems First Lien Term Loan, 7.61%
                     due 5/25/2014                                    1,776,663
        609,626   NG Wireless Term Loan, 10% due 7/31/2014              597,433
                                                                 --------------
                                                                      6,983,971
-------------------------------------------------------------------------------
                  Total Floating Rate Loan Interests
                  (Cost -- $311,584,203) -- 43.3%                   298,727,029
===============================================================================


10     BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

         Shares
           Held   Common Stocks                                       Value
===============================================================================
Airlines -- 0.5%
        221,600   Delta Air Lines, Inc. (d)                      $    3,740,608
===============================================================================
Auto Components -- 0.0%
            403   GenTek Inc. (d)                                        12,392
===============================================================================
Chemicals -- 0.1%
        339,340   GEO Specialty Chemicals, Inc. (d)                     339,340
===============================================================================
Commercial Services & Supplies -- 0.4%
         90,876   Outsourcing Solutions Inc. (d)                      2,544,521
===============================================================================
Communications Equipment -- 0.9%
        150,354   Loral Space & Communications Ltd. (d)               6,026,188
===============================================================================
Containers & Packaging -- 0.2%
      1,428,423   Viskase Cos., Inc. (d)                              1,685,539
===============================================================================
Diversified Financial Services -- 0.2%
         35,000   Preferred Term Securities VI, Ltd.                  1,505,000
===============================================================================
Electrical Equipment -- 0.4%
        286,757   Medis Technologies Ltd. (d)                         3,025,287
===============================================================================
Hotels, Restaurants & Leisure -- 0.1%
          5,000   HRP PIK Corp. Class B (m)                                  50
         27,787   Lodgian, Inc. (d)                                     339,835
                                                                 --------------
                                                                        339,885
===============================================================================
Metals & Mining -- 0.1%
        144,858   Neenah Enterprises, Inc. (d)                          905,364
         41,149   Acme Package Corp. Senior Holdings (d)(k)               1,234
                                                                 --------------
                                                                        906,598
===============================================================================
Paper & Forest Products -- 0.2%
         36,342   Smurfit Kappa Plc (d)                                 795,575
        211,149   Western Forest Products, Inc. Restricted
                     Shares (d)                                         453,890
                                                                 --------------
                                                                      1,249,465
===============================================================================
Semiconductors & Semiconductor Equipment -- 0.2%
         55,172   Cypress Semiconductor Corp. (d)                     1,381,507
-------------------------------------------------------------------------------
                  Total Common Stocks
                  (Cost -- $29,850,165) -- 3.3%                      22,756,330
===============================================================================

                  Preferred Stocks

===============================================================================
Communications Equipment -- 0.3%
         10,732   Loral Spacecom Corp. Series A, 12% (g)              2,189,334
===============================================================================
Oil, Gas & Consumable Fuels -- 1.5%
            179   EXCO Resources, Inc., 7% (a)                        2,040,600
            737   EXCO Resources, Inc., 11%                           8,401,800
                                                                 --------------
                                                                     10,442,400
-------------------------------------------------------------------------------
                  Total Preferred Stocks
                  (Cost -- $11,284,952) -- 1.8%                      12,631,734
===============================================================================

         Shares
           Held   Warrants (h)                                       Value
===============================================================================
Auto Components -- 0.0%
            471   GenTek Inc. Tranche B (expires 11/10/2008)     $       17,427
            231   GenTek Inc. Tranche C (expires 11/10/2010)              7,392
                                                                 --------------
                                                                         24,819
===============================================================================
Health Care Providers & Services -- 0.0%
        126,761   HealthSouth Corp. (expires 1/16/2014)                 101,409
===============================================================================
Media -- 0.0%
         15,000   Sirius Satellite Radio, Inc.
                     (expires 5/15/2009)                                  6,750
===============================================================================
Metals & Mining -- 0.1%
        652,739   ACP Holding Co. (expires 9/30/2013)                   783,287
===============================================================================
Wireless Telecommunication Services -- 0.1%
          1,325   American Tower Corp. (expires 8/01/2008)              722,125
-------------------------------------------------------------------------------
                  Total Warrants
                  (Cost -- $870,754) -- 0.2%                          1,638,390
===============================================================================

     Beneficial
       Interest   Other Interests (f)
===============================================================================
Airlines -- 0.1%
USD   5,505,000   Delta Air Default, 8.33% Escrow                       302,775
      4,200,000   Delta Air Default, 10% Escrow                         220,500
                                                                 --------------
                                                                        523,275
===============================================================================
Auto Components -- 0.0%
      3,614,601   Cambridge Industries, Inc. (Litigation
                     Trust Certificates)                                      0
===============================================================================
Media -- 0.0%
                  Adelphia C.V.U.:
      7,500,000        Escrow                                               750
          5,000        Preferred Escrow                                       0
      9,406,019        Recovery Trust                                       941
        500,000   Adelphia Recovery Trust Series ACC-6B INT                   0
                                                                 --------------
                                                                          1,691
===============================================================================
Paper & Forest Products -- 0.0%
             18   Cellu Tissue Holdings, Inc. (Escrow Shares)                 0
-------------------------------------------------------------------------------
                  Total Other Interests
                  (Cost -- $30,749) -- 0.1%                             524,966
===============================================================================

                  Short-Term Securities

===============================================================================
USD   1,880,140   BlackRock Liquidity Series, LLC
                  Cash Sweep Series, 5.33% (c)(j)                     1,880,140
-------------------------------------------------------------------------------
                  Total Short-Term Investments
                  (Cost -- $1,880,140) -- 0.3%                        1,880,140
===============================================================================
Total Investments (Cost -- $958,373,599*) -- 131.6%                 907,988,420
Liabilities in Excess of Other Assets -- (31.6%)                   (218,136,266)
                                                                 --------------
Net Assets -- 100.0%                                             $  689,852,154
                                                                 ==============


                  BLACKROCK DEBT STRATEGIES FUND, INC.    AUGUST 31, 2007     11

Schedule of Investments (concluded)                            (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................   $959,704,946
                                                                   ============
      Gross unrealized appreciation ............................   $ 21,112,967
      Gross unrealized depreciation ............................    (72,829,493)
                                                                   ------------
      Net unrealized depreciation ..............................   $(51,716,526)
                                                                   ============

** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificates of deposit rate.
(a)   Convertible security.
(b)   Floating rate security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net        Interest
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                               $(34,610)      $227,539
      --------------------------------------------------------------------------

(d)   Non-income producing security.
(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) Represents a step bond; the interest rate shown is the effective yield at the time of purchase.
(j)   Represents the current yield as of August 31, 2007.
(k) Restricted security as to resale, representing 0.0% of net assets, were as follows:

      --------------------------------------------------------------------------
                                                     Acquisition
      Issue                                              Date      Cost    Value
      --------------------------------------------------------------------------
      Acme Package Corp.
         Senior Holdings                              11/25/2002    --    $1,234
      --------------------------------------------------------------------------

(l)   Subject to principal paydowns.
(m) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(n) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity. The security is non-income producing.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Forward foreign exchange contracts of August 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign                                       Settlement       Unrealized
      Currency Sold                                    Date         Appreciation
      --------------------------------------------------------------------------
      EUR 3,000,000                                October 2007     $     36,284
      ==========================================================================
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts (USD Commitment -- $4,131,197)                      $     36,284
                                                                    ============

o     Swaps outstanding as of August 31, 2007 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
                                                      Notional     Appreciation
                                                       Amount     (Depreciation)
--------------------------------------------------------------------------------
Sold credit default protection on Novelis Inc.
   and receive 1.40%

   Broker, JPMorgan Chase
   Expires January 2008                          USD   4,000,000     $    3,608

Sold credit default protection on Ford Motor
   Company and receive 3.80%

   Broker, Lehman Brothers Special Finance
   Expires March 2010                            USD  10,000,000       (674,890)

Sold credit default protection on BAA Ferovial
   Junior Term Loan and receive 2.00%

   Broker, Deutsche Bank AG London
   Expires June 2012                             USD     900,000        (25,866)

Bought credit default protection on LCDX
   Index and pay 1.20%

   Broker, JPMorgan Chase
   Expires June 2012                             USD   4,500,000        (51,302)

Bought credit default protection on LCDX
   Index and pay 1.20%

   Broker, Morgan Stanley
   Expires June 2012                             USD   4,500,000        (51,302)

Sold credit default protection on LCDX
   Index and receive 1.20%

   Broker, Morgan Stanley
   Expires June 2012                             USD   4,500,000         96,602

Sold credit default protection on Dow Jones
   CDX North America High Yield Series 8
   and receive 2.75%

   Broker, JPMorgan Chase
   Expires June 2012                             USD   5,950,000        (18,340)

Sold credit default protection on Dow Jones
   CDX North America High Yield Index Series 8
   and receive 2.75%

   Broker, JPMorgan Chase
   Expires June 2012                             USD   5,950,000        (14,621)

Bought credit default protection on Frontier
   Drilling and pay 3.45%

   Broker, Lehman Brothers Special Finance
   Expires September 2012                        USD   2,250,000         63,029

Bought credit default protection on Frontier
   Drilling ASA and pay 4.00%

   Broker, Lehman Brothers Special Finance
   Expires September 2012                        USD   2,500,000         30,858
-------------------------------------------------------------------------------
Total                                                                $ (642,224)
                                                                     ==========

o     Currency Abbreviations:
      EUR    Euro
      USD    U.S. Dollar

See Notes to Financial Statements.


12     BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007

Statement of Assets, Liabilities and Capital

As of August 31, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost -- $956,493,459) ...                  $   906,108,280
            Investments in affiliated securities, at value (identified cost -- $1,880,140) .......                        1,880,140
            Cash .................................................................................                        1,639,787
            Foreign cash (cost -- $3,393) ........................................................                            3,406
            Unrealized appreciation on forward foreign exchange contracts ........................                           36,284
            Swap premiums paid ...................................................................                          543,282
            Unrealized appreciation on swaps .....................................................                          194,097
            Receivables:
                  Interest .......................................................................  $   18,120,615
                  Securities sold ................................................................      10,501,367
                  Swaps ..........................................................................         171,348
                  Dividends ......................................................................          56,100
                  Commitment fees ................................................................          19,129
                  Principal paydowns .............................................................           4,492       28,873,051
                                                                                                    --------------
            Prepaid expenses and other assets ....................................................                           12,573
                                                                                                                    ---------------
            Total assets .........................................................................                      939,290,900
                                                                                                                    ---------------

===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Loans ................................................................................                      242,000,000
            Unrealized depreciation on swaps .....................................................                          836,321
            Swap premiums received ...............................................................                          860,377
            Unfunded loan commitment .............................................................                          172,956
            Payables:
                  Securities purchased ...........................................................       3,756,675
                  Investment adviser .............................................................         528,886
                  Dividends to shareholders ......................................................         417,091
                  Interest on loans ..............................................................         384,880
                  Swaps ..........................................................................          48,835
                  Other affiliates ...............................................................           5,928        5,142,295
                                                                                                    --------------
            Accrued expenses and other liabilities ...............................................                          426,797
                                                                                                                    ---------------
            Total liabilities ....................................................................                      249,438,746
                                                                                                                    ---------------

===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net Assets ...........................................................................                  $   689,852,154
                                                                                                                    ===============

===================================================================================================================================
Capital
-----------------------------------------------------------------------------------------------------------------------------------
            Common Stock, par value $.10 per share, 200,000,000 shares authorized (106,629,991
               shares issued and outstanding) ....................................................                  $    10,662,999
            Paid-in capital in excess of par .....................................................                    1,031,571,951
            Undistributed investment income -- net ...............................................  $    8,971,210
            Accumulated realized capital losses -- net ...........................................    (310,188,228)
            Unrealized depreciation -- net .......................................................     (51,165,778)
                                                                                                    --------------
            Total accumulated losses -- net ......................................................                     (352,382,796)
                                                                                                                    ---------------
            Total capital -- Equivalent to $6.47 net asset value per
               share of Common Stock (market price -- $6.41) .....................................                  $   689,852,154
                                                                                                                    ===============

            See Notes to Financial Statements.


                 BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007     13

Statement of Operations

For the Six Months Ended August 31, 2007 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Interest (including $227,539 from affiliates) ...........................................                 $  47,294,181
            Dividends ...............................................................................                       883,319
            Facility and other fees .................................................................                       206,950
                                                                                                                      -------------
            Total income ............................................................................                    48,384,450
                                                                                                                      -------------

===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Loan interest expense ...................................................................  $   8,696,741
            Investment advisory fees ................................................................      3,176,273
            Borrowing costs .........................................................................        206,396
            Accounting services .....................................................................        122,892
            Professional fees .......................................................................         54,700
            Custodian fees ..........................................................................         31,518
            Printing and shareholder reports ........................................................         30,129
            Transfer agent fees .....................................................................         29,030
            Listing fees ............................................................................         20,584
            Directors' fees and expenses ............................................................         20,178
            Pricing services ........................................................................         17,450
            Other ...................................................................................         23,270
                                                                                                       -------------
            Total expenses ..........................................................................                    12,429,161
                                                                                                                      -------------
            Investment income -- net ................................................................                    35,955,289
                                                                                                                      -------------

===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on:
               Investments -- net ...................................................................      2,211,707
               Swaps -- net .........................................................................        441,649
               Foreign currency transactions -- net .................................................        (84,408)     2,568,948
                                                                                                       -------------
            Change in unrealized appreciation/depreciation on:
               Investments -- net ...................................................................    (61,585,299)
               Swaps -- net .........................................................................       (593,358)
               Unfunded corporate loans -- net ......................................................       (187,096)
               Foreign currency transactions -- net .................................................         34,581    (62,331,172)
                                                                                                       ----------------------------
            Total realized and unrealized loss -- net ...............................................                   (59,762,224)
                                                                                                                      -------------
            Net Decrease in Net Assets Resulting from Operations ....................................                 $ (23,806,935)
                                                                                                                      =============

            See Notes to Financial Statements.


14     BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007

Statements of Changes in Net Assets

                                                                                                        For the Six
                                                                                                        Months Ended     For the
                                                                                                         August 31,     Year Ended
                                                                                                            2007       February 28,
Increase (Decrease) in Net Assets:                                                                      (Unaudited)        2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ................................................................  $  35,955,289  $  71,630,035
            Realized gain (loss) -- net .............................................................      2,568,948     (6,186,913)
            Change in unrealized appreciation/depreciation -- net ...................................    (62,331,172)    37,848,881
                                                                                                       ----------------------------
            Net increase (decrease) in net assets resulting from operations .........................    (23,806,935)   103,292,003
                                                                                                       ----------------------------

===================================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends to shareholders from investment income -- net .................................    (33,878,178)   (69,729,202)
                                                                                                       ----------------------------

===================================================================================================================================
Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Value of shares issued to Common Stock shareholders in reinvestment of dividends ........      1,593,204      3,970,321
                                                                                                       ----------------------------
            Net increase in net assets resulting from stock transactions ............................      1,593,204      3,970,321
                                                                                                       ----------------------------

===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets .................................................    (56,091,909)    37,533,122
            Beginning of period .....................................................................    745,944,063    708,410,941
                                                                                                       ----------------------------
            End of period* ..........................................................................  $ 689,852,154  $ 745,944,063
                                                                                                       ============================
               * Undistributed investment income -- net .............................................  $   8,971,210  $   6,894,099
                                                                                                       ============================

                 See Notes to Financial Statements.


                 BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007     15

Statement of Cash Flows

For the Six Months Ended August 31, 2007 (Unaudited)
===================================================================================================================================
Cash Provided by Operating Activities
-----------------------------------------------------------------------------------------------------------------------------------
            Net decrease in net assets resulting from operations ..................................................  $  (23,806,935)
            Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
                  Increase in other receivables and prepaid expenses ..............................................        (879,715)
                  Increase in other liabilities ...................................................................         449,614
                  Paid-in-kind income .............................................................................      (1,721,148)
                  Realized and unrealized loss -- net .............................................................      61,451,786
                  Realized loss on foreign currency transactions -- net ...........................................         (84,408)
                  Amortization of premium and discount ............................................................      (1,433,842)
            Proceeds from sales and paydowns of long-term securities ..............................................     405,686,464
            Purchases of long-term securities .....................................................................    (349,854,688)
            Net sales of short-term investments ...................................................................          34,610
                                                                                                                     --------------
            Cash provided by operating activities .................................................................      89,841,738
                                                                                                                     --------------

===================================================================================================================================
Cash Used for Financing Activities
-----------------------------------------------------------------------------------------------------------------------------------
            Cash receipts from borrowings .........................................................................     168,000,000
            Cash payments from borrowings .........................................................................    (224,600,000)
            Dividends paid to shareholders ........................................................................     (31,867,883)
                                                                                                                     --------------
            Net cash used for financing activities ................................................................     (88,467,883)
                                                                                                                     --------------

===================================================================================================================================
Cash
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase in cash ..................................................................................       1,373,855
            Cash at beginning of period ...........................................................................         269,338
                                                                                                                     --------------
            Cash at end of period .................................................................................  $    1,643,193
                                                                                                                     ==============

===================================================================================================================================
Cash Flow Information
-----------------------------------------------------------------------------------------------------------------------------------
            Cash paid for interest ................................................................................  $    8,496,992
                                                                                                                     ==============

===================================================================================================================================
Non-Cash Financing Activities
-----------------------------------------------------------------------------------------------------------------------------------
            Value of capital shares issued in reinvestment of dividends to shareholders ...........................  $    1,593,204
                                                                                                                     ==============

            See Notes to Financial Statements.


16     BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007

Financial Highlights

                                                    For the Six
                                                    Months Ended             For the Year Ended           For the        For the
The following per share data and ratios have         August 31,                 February 28,             Year Ended     Year Ended
been derived from information provided in the           2007           ------------------------------   February 29,   February 28,
financial statements.                               (Unaudited)          2007       2006       2005         2004           2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of
                period ..........................   $       7.01       $   6.69   $   7.06   $   6.71   $       5.35   $       6.03
                                                    -------------------------------------------------------------------------------
            Investment income -- net*** .........            .34            .68        .63        .67            .75            .79
            Realized and unrealized gain
               (loss) -- net ....................           (.56)           .28       (.35)       .34           1.40           (.68)
                                                    -------------------------------------------------------------------------------
            Total from investment operations ....           (.22)           .96        .28       1.01           2.15            .11
                                                    -------------------------------------------------------------------------------
            Less dividends from investment
               income -- net ....................           (.32)          (.64)      (.65)      (.66)          (.79)          (.79)
                                                    -------------------------------------------------------------------------------
            Recovery of previously expensed
               offering costs (capital
               write-off) resulting from the
               issuance of Common Stock .........             --             --         --         --             --+            --
                                                    -------------------------------------------------------------------------------
            Net asset value, end of period ......   $       6.47       $   7.01   $   6.69   $   7.06   $       6.71   $       5.35
                                                    ===============================================================================
            Market price per share, end of
               period ...........................   $       6.41       $   7.28   $   6.77   $   6.71   $       6.69   $       5.99
                                                    ===============================================================================

===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share ..          (3.29%)+++     15.35%      4.57%     15.95%         41.84%          2.04%
                                                    ===============================================================================
            Based on market price per share .....          (7.74%)+++     18.37%     11.34%     10.53%         26.31%          4.85%
                                                    ===============================================================================

===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Expenses, excluding interest
               expense ..........................            .99%*          .99%      1.02%      1.02%          1.00%          1.07%
                                                    ===============================================================================
            Expenses ............................           3.30%*         3.16%      2.63%      1.83%          1.53%          1.91%
                                                    ===============================================================================
            Investment income -- net ............           9.56%*         9.97%      9.55%      9.84%         12.22%         14.32%
                                                    ===============================================================================

===================================================================================================================================
Leverage
-----------------------------------------------------------------------------------------------------------------------------------
            Amount of borrowings, end of
               period (in thousands) ............   $    242,000       $298,600   $259,900   $298,400   $    269,075   $    245,900
                                                    ===============================================================================
            Average amount of borrowings
               outstanding during the period
               (in thousands) ...................   $    302,039       $283,906   $294,371   $304,549   $    239,315   $    238,863
                                                    ===============================================================================
            Average amount of borrowings
               outstanding per share during
               the period*** ....................   $       2.84       $   2.68   $   2.79   $   2.89   $       2.29   $       2.31
                                                    ===============================================================================

===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period
               (in thousands) ...................   $    689,852       $745,944   $708,411   $745,256   $    706,261   $    557,068
                                                    ===============================================================================
            Portfolio turnover ..................             31%            65%        46%        60%            70%            65%
                                                    ===============================================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Amount is less than $.01 per share.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                 BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007     17

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Debt Strategies Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol DSU.

(a) Corporate debt obligations -- The Fund invests principally in debt obligations of companies, including floating rate loans made by banks and other financial institutions and both privately and publicly offered corporate bonds and notes. The Fund's investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions.

(b) Valuation of investments -- Floating rate loans are valued in accordance with guidelines established by the Fund's Board of Directors. Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of floating rate loans for which no reliable price quotes are available, such floating rate loans will be valued by Loan Pricing Corporation through the use of pricing matrixes to determine valuations. If the pricing service does not provide a value for floating rate loans, BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., will value the floating rate loans at fair value, which is intended to approximate market value.

Debt securities are traded primarily in the over-the-counter ("OTC") market and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions in securities traded in the OTC market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions in securities traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When the Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based on the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by the Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Other investments, including futures contracts and related options, are stated at market value. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Manager believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost. Repurchase agreements will be valued at cost plus accrued interest.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange


18     BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007
rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Manager using a pricing service and/or procedures approved by the Fund's Board of Directors.

(c) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund may write covered call and put options and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Swaps -- The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

o Forward foreign exchange contracts -- The Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

(d) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.


                 BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007     19

(e) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. The Fund earns facility and other fees on loan participation interests. Other fees earned include amendment, consent and prepayment fees.

(g) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(h) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Recent accounting pronouncements -- Effective August 31, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended February 28, 2004 through February 28, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.


20     BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007

Notes to Financial Statements (concluded)

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .60% of the Fund's average daily net assets plus the proceeds of any outstanding borrowings used for leverage. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Financial Management, LLC ("BFM"), an affiliate of the Manager, under which the Manager pays BFM for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

For the six months ended August 31, 2007, the Fund reimbursed the Manager $7,641 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales ( including paydowns) of investments, excluding short-term securities, for the six months ended August 31, 2007 were $313,008,645 and $406,966,430, respectively.

4. Capital Share Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, par value $.10 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Stock.

Shares issued and outstanding during the six months ended August 31, 2007 and the year ended February 28, 2007 increased by 227,222 and 579,550, respectively, as a result of dividend reinvestment.

5. Unfunded Loan Commitments:

As of August 31, 2007, the Fund had unfunded loan commitments of approximately $3,455,000, which would be extended at the option of the borrower, pursuant to the following loan agreements:

                                                                  (in Thousands)
--------------------------------------------------------------------------------
                                                                       Value of
                                                          Unfunded    Underlying
Borrower                                                 Commitment      Loan
--------------------------------------------------------------------------------
Big West Oil .........................................   $      963   $      909
Las Vegas Sands ......................................   $      800   $      760
MEG Energy Corp. .....................................   $    1,250   $    1,196
NG Wireless ..........................................   $      140   $      138
Univision Communications, Inc. .......................   $      302   $      279
--------------------------------------------------------------------------------

6. Short-Term Borrowings:

On May 16, 2007, the Fund renewed its revolving credit and security agreement funded by a commercial paper asset securitization program with Citicorp North America, Inc. ("Citicorp") as Agent, certain secondary backstop lenders, and certain asset securitization conduits as lenders (the "Lenders"). The agreement was renewed for one year and has a maximum limit of $370,000,000. Under the Citicorp program, the conduits will fund advances to the Fund through the issuance of highly rated commercial paper. As security for its obligations to the Lenders under the revolving securitization facility, the Fund has granted a security interest in substantially all of its assets to and in favor of the Lenders. The interest rate on the Fund's borrowings is based on the interest rate carried by the commercial paper plus a program fee. The Fund pays additional borrowing costs including a backstop commitment fee.

The weighted average annual interest rate was 5.62% and the average borrowing was approximately $302,039,000 for the six months ended August 31, 2007.

7. Capital Loss Carryforward:

On February 28, 2007, the Fund had a net capital loss carry-forward of $310,688,248, of which $51,234,056 expires in 2008, $21,442,332 expires in 2009,
$90,564,493 expires in 2010, $85,285,305 expires in 2011, $17,223,475 expires in
2012, $21,126,025 expires in 2013, $20,233,987 expires in 2014 and $3,578,575 expires in 2015. This amount will be available to offset like amounts of any future taxable gains.

8. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $.053000 per share on September 28, 2007 to shareholders of record on September 14, 2007.


                 BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007     21

Officers and Directors

Robert C. Doll, Jr., President and Director
Ronald Forbes, Director
Cynthia A. Montgomery, Director
Jean Margo Reid, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Fund Chief Compliance Officer
Alice A. Pellegrino, Fund Secretary
Howard Surloff, Fund Secretary
   (Effective November 1, 2007)

Custodian

The Bank of New York
100 Church Street New
York, NY 10286

Transfer Agent

The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286


22     BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or
Brokerages:
Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.


                 BLACKROCK DEBT STRATEGIES FUND, INC.     AUGUST 31, 2007     23

GO
[PAPERLESS LOGO]
   It's Fast, Convenient, & Timely!

BlackRock Debt Strategies Fund, Inc. seeks to provide current income by investing primarily in a diversified portfolio of U.S. companies' debt instruments, including corporate loans, that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's Investors Service, Inc. or BBB or lower by Standard & Poor's) or unrated debt instruments of comparable quality.

This report, including the financial information herein, is transmitted to shareholders of BlackRock Debt Strategies Fund, Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Fund leverages its Common Stock to provide Common Stock shareholders with a potentially higher rate of return. Leverage creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock's yield. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

BlackRock Debt Strategies Fund, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011


                                                                       BLACKROCK

                                                                      #DEBT-8/07

Item 2 -     Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -    Submission of Matters to a Vote of Security Holders - The
             registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
             Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
             Secretary. There have been no material changes to these procedures.

Item 11 -    Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
             Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -    Exhibits attached hereto

12(a)(1) -   Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -   Certifications - Attached hereto

12(a)(3) -   Not Applicable

12(b) -      Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Debt Strategies Fund, Inc.

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Debt Strategies Fund, Inc.

Date: October 22, 2007


By: /s/ Donald C. Burke
    ----------------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock Debt Strategies Fund, Inc.

Date: October 22, 2007